Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statements Of Operations
REVENUES	$ 319,242	$ 701,581
OPERATING EXPENSES
Cost of revenues	630	180,427
Advertising	960,239	985,342
Impairment expense	3,796,991	0
Payroll and related expense	3,104,407	2,112,879
Payroll taxes related to stockbased compensation	1,599,489	0
Stock based compensation	22,107,949	7,380,431
Amortization of Software costs	389,059	0
Other general and administrative expenses	5,164,438	3,644,881
Total General and Administrative expenses	37,123,202	14,303,960
(LOSS) FROM OPERATIONS	(36,803,960)	(13,602,379)
OTHER INCOME (EXPENSE)
Loss on change in fair value of derivative liabilities	(7,000,835)	(581,912)
Gain on Sale of Securites	75,000	0
Interest Expense	(659,774)	(3,845,833)
Total Other Income (Expense)	(7,585,609)	(4,427,745)
Net loss before income taxes	(44,389,569)	(18,030,124)
Provision of income taxes (benefit)
NET (LOSS)	$ (44,389,569)	$ (18,030,124)
Net loss per common share-basic and diluted	$ (0.46)	$ (0.34)
Weighted average number of common shares outstanding-basic and diluted	97,213,230	53,151,429